Fair Value Measurement - Quantitative Disclosures Fair Value Measurement Hierarchy for Assets (Liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets at fair value through other comprehensive income	$ 2,332
Investment properties	720	$ 763	$ 653
Available-for-sale financial assets		2,747
Office buildings for rent [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	290	334
Significant unobservable inputs (Level 3) [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Available-for-sale financial assets		2,747	$ 2,765
Fair value [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets (liabilities) - derivatives	(142)	(139)
Financial assets at fair value through other comprehensive income	2,332
Available-for-sale financial assets		2,747
Fair value [Member] | Land not being used for operation [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	10,656	9,548
Fair value [Member] | Office buildings for rent [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	1,397	1,303
Fair value [Member] | Significant observable inputs (Level 2) [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets (liabilities) - derivatives	(142)	(139)
Fair value [Member] | Significant unobservable inputs (Level 3) [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets at fair value through other comprehensive income	2,332
Available-for-sale financial assets		2,747
Fair value [Member] | Significant unobservable inputs (Level 3) [Member] | Land not being used for operation [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	10,656	9,548
Fair value [Member] | Significant unobservable inputs (Level 3) [Member] | Office buildings for rent [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	$ 1,397	$ 1,303